Inventories - Additional Information (Detail) (Consignment Inventory, USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Consignment Inventory
Inventories
Consignment inventory	$ 312.6	$ 227.7